Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Interest Income
Loans	$ 18,648	$ 16,509	$ 37,053	$ 32,325	$ 66,794	$ 61,500	$ 63,960
Mortgage-backed securities	4,654	5,505	9,430	11,059	20,827	23,688	32,435
Debt securities:
Taxable	1,792	1,221	3,527	2,499	5,341	1,884	1,319
Tax-exempt	490	460	975	914	1,839	411	70
Other interest-earning assets	328	238	625	436	1,018	775	765
Total Interest Income	25,912	23,933	51,610	47,233	95,819	88,258	98,549
Interest Expense
Deposits	3,972	3,594	7,818	7,226	14,538	14,711	20,272
Borrowings	2,367	1,864	4,694	3,336	7,460	7,290	8,097
Total Interest Expense	6,339	5,458	12,512	10,562	21,998	22,001	28,369
Net Interest Income	19,573	18,475	39,098	36,671	73,821	66,257	70,180
Provision for Loan Loses	1,732	559	2,590	1,727	3,381	4,464	5,750
Net Interest Income after Provision for Loan Losses	17,841	17,916	36,508	34,944	70,440	61,793	64,430
Non-Interest Income
Fees and service charges	731	630	1,430	1,321	2,452	2,541	2,435
Gain on sale of securities	7	226	7	226	1,517	10,427	47
Gain on sale of loans	9		9	53	80	557	661
Gain (loss) on sale and write down of real estate owned	5		(146)	1	(441)	(775)	(3,330)
Income from bank owned life insurance	654	707	1,306	1,409	2,735	1,966	748
Electronic banking fees and charges	258	296	542	640	1,160	1,145	957
Miscellaneous	54	70	150	140	620	527	627
Total Non-Interest Income	1,718	1,929	3,298	3,790	8,123	16,388	2,145
Non-Interest Expense
Salaries and employee benefits	9,588	8,723	19,664	17,676	35,774	35,406	33,688
Net occupancy expense of premises	1,795	1,607	3,437	3,269	7,031	6,625	6,528
Equipment and systems	2,034	2,055	3,964	3,929	8,982	7,596	7,190
Advertising and marketing	228	308	376	559	1,262	1,002	1,100
Federal deposit insurance premium	607	618	1,196	1,130	2,288	2,166	2,082
Directors' compensation	165	172	361	344	690	698	678
Merger-related expenses					391
Debt extinguishment expenses						8,688
Miscellaneous	2,103	2,074	4,293	3,932	7,740	7,244	7,455
Total Non-Interest Expense	16,520	15,557	33,291	30,839	64,158	69,425	58,721
Income before Income Taxes	3,039	4,288	6,515	7,895	14,405	8,756	7,854
Income Taxes	870	1,301	1,423	2,322	4,217	2,250	2,776
Net Income	$ 2,169	$ 2,987	$ 5,092	$ 5,573	$ 10,188	$ 6,506	$ 5,078
Net Income per Common Share (EPS)
Basic	$ 0.03	$ 0.05	$ 0.08	$ 0.08	$ 0.16	$ 0.10	$ 0.08
Diluted	$ 0.03	$ 0.05	$ 0.08	$ 0.08	$ 0.16	$ 0.10	$ 0.08
Weighted Average Number of Common Shares Outstanding
Basic	67,042	65,767	67,009	65,851	65,796	66,152	66,495
Diluted	67,055	65,767	67,185	65,851	65,836	66,152	66,495
Dividends Declared Per Common Share	$ 0	$ 0	$ 0	$ 0			$ 0.15